Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Registrant Name	Tarena International, Inc.
Entity Central Index Key	0001592560
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	54,563,321
Class A Ordinary Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	43,988,425
Class B Ordinary Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	10,574,896